Retirement-Related Benefits - Defined Benefit Plans (Details)		12 Months Ended
	Jan. 01, 2024	Dec. 31, 2023
IBM 401(k) Plus Plan
Defined Benefit Plans
Employer's automatic contribution as a percentage of eligible compensation, lowest level defined		1.00%
Employer's automatic contribution as a percentage of eligible compensation, second level defined		2.00%
Employer's automatic contribution as a percentage of eligible compensation, highest level defined		4.00%
Service period after which employees receive automatic and matching contributions		1 year
IBM Excess 401(k) Plus Plan | Nonqualified Plan
Defined Benefit Plans
Service period after which employees receive automatic and matching contributions		1 year
Pension Plan | IBM 401(k) Plus Plan | Qualified Plan
Defined Benefit Plans
Percentage of dollar-for-dollar match by entity to employee contribution of eligible compensation for employees, lowest level defined		5.00%
Percentage of dollar-for-dollar match by entity to employee contribution of eligible compensation for employees, highest level defined		6.00%
United States | Pension Plan | Subsequent Event
Defined Benefit Plans
Benefit contribution monthly percent	5.00%
United States | Pension Plan | Personal Pension Plan (PPP)
Defined Benefit Plans
Period used in final pay formula that determines benefits		5 years